Introduction, basis of presentation of the interim condensed consolidated financial statements and other information	6 Months Ended
Jun. 30, 2021
Disclosure of reclassifications or changes in presentation [abstract]
Introduction, basis of presentation of the interim condensed consolidated financial statements and other information	Introduction, basis of presentation of the interim condensed consolidated financial statements and other information
a)    Introduction
Banco Santander, S.A. ('the parent' or 'Banco Santander') is a private-law entity subject to the rules and regulations applicable to banks operating in Spain. The Bylaws and other public information of the Bank can be consulted at its registered office at Paseo de Pereda 9-12, Santander.
In addition to the operations carried on directly by it, Banco Santander is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Grupo Santander ('Santander' or 'The Group').
Grupo Santander's interim condensed consolidated financial statements for the six-month period ended 30 June 2021 ('interim financial statements') were authorised by Grupo Santander's directors at the board of directors meeting held on 27 July 2021. Grupo Santander's consolidated annual accounts for year 2020 were approved by shareholders at Banco Santander annual general meeting on 26 March 2021.
b)    Basis of presentation of the interim financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January, 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS'). In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, and subsequent changes, on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
The consolidated annual accounts for 2020 were approved at the board of directors meeting on 22 February 2021 in compliance with International Financial Reporting Standards as adopted by the European Union, taking into account Bank of Spain Circular 4/2017, and subsequent modifications, using the basis of consolidation, accounting policies and measurement bases described in Note 2 to the aforementioned consolidated annual accounts and, accordingly, they presented fairly Grupo Santander’s consolidated equity and consolidated financial position at 31 December 2020 and the consolidated results of its operations, and the consolidated cash flows in 2020. The aforementioned consolidated annual accounts, which are included in Grupo Santander’s Form 6-K filed with the U.S. Securities and Exchange Commission on 14 April 2021, and these interim financial statements are also in compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board ('IFRS-IASB', and together with EU-IFRS, `IFRS`).
These interim financial statements were prepared and are presented in accordance with International Accounting Standard (IAS 34), Interim Financial Reporting, for the preparation of interim condensed financial statements, in conformity with Article 12 of Royal Decree 1362/2007, and taking into account the requirements of Circular 3/2018, of 28 June, of the Spanish National Securities Market Commission ('CNMV'). The aforementioned interim financial statements were included in the half-year financial report for the first six months of 2021 to be presented by the Group in accordance with the Circular 3/2018.
In accordance with IAS 34, the interim financial statements are intended only to provide an update on the content of the latest consolidated annual accounts authorised for issue, focusing on new activities, events and circumstances occurring during the first six months, and does not duplicate information previously reported in the latest consolidated annual accounts. Consequently, these interim financial statements do not include all the information that would be required for a complete set of consolidated annual accounts prepared in accordance with IFRS and, accordingly, for a proper comprehension of the information included in these interim financial statements, they should be read together with Grupo Santander’s consolidated annual accounts for the year ended 31 December 2020.
Grupo Santander policies include presenting the interim financial statements for its use in the different markets using the Euro as its presentation currency. The amounts held in other currencies and the balances of entities whose functional currency is not the Euro, have been translated to the presentation currency in accordance with the criteria indicated in Note 2.a to the consolidated annual accounts for 2020. As indicated in that Note, for practical reasons, the balance sheet amount has been converted to the closing exchange rate, the equity to the historical type, and the income and expenses have been converted by applying the average exchange rate of the period; the application of such exchange rate or that corresponding to the date of each transaction does not lead to significant differences in the interim financial statements of Grupo Santander.
The accounting policies and methods used in preparing these interim financial statements are the same as those applied in the consolidated annual accounts for 2020 taking into account the standards and interpretations that became applicable during the first six months of 2021, which are detailed below:
- Amendment to IFRS 4 Insurance Contracts, which is aimed at extending the expiry date of the temporary exemption from applying IFRS 9 by two years (from 1 January 2021 to 1 January 2023) for entities whose activities are predominantly insurance-related. This achieves alignment with the effective date of IFRS 17 Insurance Contracts (1 January 2023). It applies from 1 January 2021.
The aforementioned amendment to accounting standards and interpretations has not had a significant effect on Grupo Santander’s financial statements.
All accounting policies and measurement bases with a material effect on the interim financial statements for 30 June 2021 were applied in their preparation.
By the time of the preparation and authorisation of these interim financial statements, there was the following standard to be adopted by the European Union whose effective date of implementation by the IASB is 1 January 2021.
–Amendment IFRS 16 Leases: as a result of the covid-19 pandemic, IFRS 16 is amended to allow the lessee to apply a practical expedient and not consider the rental concessions a lease modification whenever the following requirements are met: the revised consideration is the same or less than the consideration prior to the change, the affected payments are prior to 30 June 2021, and there are no substantial changes in the rest of the lease conditions. On 31 March 2021, the IASB published an additional amendment to extend the scope of the practical expedient to 30 June 2022.
The entry into force of the aforementioned amendment to the accounting standard no significant effects on the Group's interim financial statements are expected.
IBOR Reform

Since 2015, central banks and regulators in several major jurisdictions have promoted the transition to suitable replacements for some existing IBOR (Interbank Offered Rates) benchmarks such as Euro Overnight Index Average (EONIA) and London Interbank Offered Rates (LIBORs).

On 27 July 2017, the Chief Executive of the U.K. Financial Conduct Authority (the FCA), which regulates the LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of the LIBOR benchmarks after 2021.

Additionally, on 13 September 2018 the WG euro RFR recommended that the Euro Short Term Rate (€STR) shall replace EONIA. Since 2 October 2019, the date on which the €STR became available, EONIA changed its methodology to be calculated as the €STR plus a spread of 8.5 basis points. This change in EONIA’s methodology is intended to facilitate the market’s transition from EONIA to €STR, with the former expected to be discontinued by the 3 January 2022.

On October 2020, the International Swaps and Derivatives Association (ISDA) launched the IBOR Fallbacks Protocol, which become effective on 25 January 2021, and provide derivatives market participants with new IBOR fallbacks for legacy and new derivatives contracts. Banco Santander S.A. and several subsidiaries have adhered to this protocol.

On December 2020, the European Union Council endorsed new rules amending of the European Union Benchmark Regulation (BMR). The aim of the amendments to the Benchmark Regulation is to make sure that a statutory replacement benchmark can be established by the regulators by the time a systemically important benchmark is no longer in use, and thus protect financial stability on European Union markets. The new rules give the Commission the power to replace so-called 'critical benchmarks', which could affect the stability of financial markets in Europe, and other relevant benchmarks, if their termination would result in a significant disruption in the functioning of financial markets in the European Union. The Commission will also be able to replace third country benchmarks if their cessation would result in a significant disruption in the functioning of financial markets or pose a systemic risk for the financial system in the European Union.

In March 2021, the FCA announced the final dates for the cessation of LIBORs:

–31 December 2021 will see the cessation of publication of USD LIBOR (1-week and 2-month terms), CHF LIBOR (all terms), GBP LIBOR (overnight, 1-week, 2-month and 12-month terms), JPY LIBOR (overnight, 1-week, 2-month, and 12-month terms) and EUR LIBOR (all terms).

–On 31 December 2021 the calculation methodology for some LIBORs will be reformed and will become non-representative: GBP LIBOR (1 month, 3 months and 6 months), JPY LIBOR (1 month, 3 months and 6 months).

–On 30 June 2021 the publication of USD LIBOR (overnight, 12-month and 12-month maturities) will cease and the calculation methodology for USD LIBOR (1-month, 3-month and 6-month maturities) will be reformed and become non-representative.

Interest rate benchmarks have an extended footprint in a significant number of contracts that Santander Group is holding and are used in multiple processes. The most relevant interest rate benchmarks for Santander are EURIBOR, EONIA, USD-LIBOR, GBP-LIBOR, and CHF-LIBOR. Santander Group uses these benchmarks as the reference rate not only for derivatives, but also for loans, discounting products, deposits, collateral agreements and floating rate notes, among others.
The main risks to which Santander is exposed arising from financial instruments because of the transition are: (i) legal risks arising from potential changes required to documentation for new and existing transactions; (ii) risk management, financial and accounting risks arising from market risk models and from valuation, hedging, discontinuation and recognition of financial instruments linked to benchmark rates; (iii) business risk of a decrease in revenues of products linked to indices that will be replaced; (iv) pricing risks arising from how changes to benchmark indices could impact pricing mechanisms on some instruments; (v) operational risks arising from the potential requirement to adapt IT systems, trade reporting infrastructure and operational processes; (vi) conduct risks arising from the potential impact of communication with customers and engagement during the transition period and (vii)litigation risks regarding our existing products and services, which could adversely impact our profitability.

In order to monitor the risks and address the challenges of the transition, Santander launched the IBOR Transition Programme in 2019. This programme has a group wide scope and reports on a regular basis to Executive Management involving statutory committees. Its main objective is to ensure a smooth operational transition and to anticipate and address any potential customer and conduct related issues that could arise from the IBOR transition. It also aims to ensure that all impacted areas, business units and geographies understand the risks associated with the transition in a homogeneous way and can take appropriate measures to mitigate them.

This IBOR Transition Programme is aligned with the recommendations, guidance and milestones defined by regulators and working groups of different jurisdictions and is structured around the following areas: Technology & Operations, Legal, Client Outreach, Risk Management & Models, Conduct & Communications and Accounting & Finance.

Additionally, Grupo Santander is engaged with the public and private sector initiatives in connection with IBOR transition. As part of this involvement, Santander participates in the WG Risk Free Rate Groups of different jurisdictions in Europe and America. Santander provides active feedback on the multiple consultations issued by industry forums, market associations, bank associations and other public organisms on this issue.
c)     Use of critical estimates
The consolidated results and the determination of the consolidated equity are sensitive to the accounting principles and policies, valuation criteria and estimates used by the directors of Banco Santander in preparing the interim financial statements. The main accounting principles, policies, and valuation criteria are indicated in Note 2 of the consolidated annual accounts of the year 2020, except for those indicated in these interim financial statements due to the rules that have come into effect during the first six months of the year 2021.
The interim financial statements contain estimates made by the senior management of Banco Santander and of the consolidated entities in order to quantify certain of the assets, liabilities, income, expenses and obligations reported in the consolidated entities. These estimates, which were made on the basis of the best information available, relate mainly to the following:
1.The income tax expense, which, in accordance with IAS 34, is recognised in interim periods based on the best estimate of the weighted average tax rate expected by Grupo Santander for the full financial year;
2.The impairment losses on certain assets – Financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments in subsidiaries, joint ventures and associates, tangible assets and intangible assets;
3.The assumptions used in the calculation of the post-employment benefit liabilities and commitments and other obligations;
4.The useful life of the tangible and intangible assets;
5.The measurement of goodwill impairment arising on consolidation;
6.The calculation of provisions and the consideration of contingent liabilities;
7.The fair value of certain unquoted assets and liabilities;
8.The recoverability of deferred tax assets; and
9.The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3.
In order to update the estimates described above, Grupo Santander's management took into account the current situation as a result of covid-19, which significantly affects economic activity worldwide and, consequently, Grupo Santander's operations and financial results, as well as generating uncertainty in the estimates made. As a result, Group management has made an assessment of the current situation based on the best information available to date, identifying potential impacts of covid-19 on the main estimates made since the start of the pandemic, as well as for the first half of 2021. For estimates that have not changed during the first six months of this year, details are provided in Note 1.c of the consolidated financial statements for 2020.
From the results of this evaluation, the following aspects stand out:
–Credit risk:
i.Covid-19 management and customer support:
Since the start of the covid-19 health crisis last year, Grupo Santander's priority has been to look after the health of its employees, customers and shareholders, as well as helping to alleviate the economic impact of the pandemic and offering the best solutions to help our customers. The various measures implemented to manage the effects of the pandemic can be grouped into the following areas:
•Identification and classification of clients or groups affected or potentially affected by the pandemic.
•Granting of support measures under both government and internal programmes and close monitoring of the evolution of the customers subject to them, especially after their maturity, to ensure that their potential impairment is correctly reflected in the Group's risk management.
•Remedial management activities where necessary.
•Adaptation and reinforcement of our policies, models and processes relating to the estimation of expected losses and the classification of customers and transactions in order to ensure adequate risk management and hedging under the new environment.
•Improvement and adaptation of reporting, incorporating new metrics and indicators such as those relating to the evolution of the pandemic or the volume and behaviour of moratoria, thus increasing the predictive capacity in relation to the evolution of the Group's risk profile.
Grupo Santander continued to support its customers in the first half of 2021, fostering their economic resilience in all the Group's geographies.
Regarding the moratorium measures granted, the amount at 30 June 2021 was around EUR 104,300 million. Of these, around 66% corresponded to residential mortgages, mainly in the UK where the portfolio has a low average loan to value (LTV) (<50%). The moratoriums granted in consumer lending operations (around EUR 16,400 million, or 16% of the total portfolio) are mainly car loans. The granting of new moratoriums slowed down from the second half of 2020 onwards.
92% of the total moratoriums (about EUR 96,000 million) have already matured by the end of June 2021, showing a good performance, with 5% of them being classified as stage 3 in accordance with IFRS 9. Loans subject to moratorium and not overdue amounted to EUR 8,700 million (mainly in Spain and Portugal), with about EUR 7,500 million maturing at the end of the third quarter.
The continuous interaction and coordination with subsidiaries has been a key asset in the management of this crisis. The experience gained in the fight against the health crisis and its financial consequences in the different geographies has allowed us to share the best practices identified and to implement in an agile and efficient manner those strategies and specific actions that have been most successful, adapted to the local reality of each market.
ii. Estimation of expected loss:
The quantification of additional expected losses of the different credit portfolios was carried out by analysing the losses under IFRS 9 in accordance with the recommendations of the different accounting, regulatory and supervisory bodies. These highlighted the uncertainties surrounding the economic impacts of the covid-19 health crisis, which was also evident in the frequent updates of macroeconomic forecasts, with different perspectives as to the depth and duration of the crisis. Thus, the general recommendation (including IASB, ESMA, EBA and ECB) was not to mechanistically apply the usual techniques for calculating expected losses under IFRS 9, to prevent this variability of the fact that the impact on macroeconomic expectations would result in undesired volatility in outcomes, with its potential pro-cyclical effects on the economy.
When estimating the expected loss, Grupo Santander analyses losses under IFRS 9 taking into account 3 types of elements:
1.Continuous monitoring of clients:
•We continue to monitor and provide solutions to those Group customers whose moratoriums have expired, facilitating the restructuring of their debt for those customers with loans subject to government guarantee programmes that so require. Strict classification and loss recognition criteria are always applied in accordance with our internal rules, current regulations and supervisory recommendations.
•Progress continued to be made in the processes of assessing and classifying our customers at the individual and sectoral level, following the various collective analyses carried out during the year. To this end, the behaviour of customers and the collective analyses carried out are continuously monitored, identifying and classifying on an individual basis those customers showing signs of impairment. As some of the uncertainties generated by the pandemic are cleared up, there will be a progressive move away from collective analyses towards a more individualised identification of deterioration.
2. Foresight
•In this regard, when estimating the impact of macroeconomic information on the calculation of provisions under IFRS 9, the Group has continued to use macroeconomic scenarios based on the structural deterioration of the economy, following the guidance of supervisors and regulators in terms of a long-run view in the generation of scenarios. This structural view is generated through a more stable long-term outlook, reflecting the structural deterioration caused by the pandemic. For this purpose, for each geography, the point at which the macro, as represented by GDP and other relevant variants, recovers its potential growth trend is analysed, taking into account seasonal factors applicable to each economy.
3. Additional elements
•Whenever they are necessary because they have not been captured under the two previous elements, they include, among others, the collective analysis including review of the sectors most affected by the pandemic, whenever their impacts have not been sufficiently captured by the macroeconomic scenarios. Also collective impairment assessment, whenever the potential deterioration in a group of customers cannot be identified individually.
With the elements indicated above, the Group assesses the evolution of the credit quality of its customers in each of the geographical areas, for the purposes of their classification in phases in accordance with IFRS9 and consequently the calculation of the expected loss.
iii. Quantification of additional provisions by covid-19:
Numerous international authorities and supervisors noted the importance of cautiously adapting and applying accounting and prudential policies to the containment measures put in place to deal with the effects of the covid-19 health crisis.
Considering these guidelines, Grupo Santander accounted for potential expected losses based on long-term stable macroeconomic forecasts, once the structural deterioration of the economy has materialised, through a subsequent overlay of the model, complemented by a collective and/or individual assessment in order to reflect a more accurate situation, specifically to recognise expected credit losses on assets that may have suffered a significant increase in credit risk (SCIR). In the case of collective assessment, without the need to identify which individual financial instruments suffered such SCIR.
Such an overlay was considered the best option to recognise the increase in expected loss, as a mechanical application of the expected credit loss (ECL) methodology in the current context could have led to undesired volatility or unexpected results due to the lack of reliable information. Therefore, the additional provisions associated with different macroeconomic scenarios have been calculated using internal models; however, the above-mentioned overlay to the monthly IFRS 9 calculation has been considered to improve the control and monitoring of the accuracy of the expected credit loss estimation.
The Group monitors the macroeconomic evolution in each of the geographies where it is present, and the adequacy of the provisions set up as indicated in the previous sections to the observed and expected impairment of its portfolios. As the relationship between the macroeconomic evolution, the models and the resulting provisions normalizes, the different units of the Group will progressively return in the coming quarters to the application of the IFRS 9 calculation processes in place prior to the outbreak of the pandemic.
–Market risk:
The evolution of financial markets during the first semester of 2021 has maintained the trend of previous quarters, with a normalisation of conditions after the tensions experienced during the first half of 2020. No significant increases in volatility, reductions in liquidity or reduced access to price sources and real market transactions for an appropriate valuation of our portfolios have been observed in the main risk factors present in our portfolios. Nor have we seen greater dispersion among the various price contributors and credit spreads have maintained their downward trend in a macroeconomic environment confident of economic recovery after the crisis of the last year.
As a result, there has been no significant impact on the fair value hierarchy and most markets, underlying and maturities have maintained their classification, in line with our observability and significance criteria. Reclassifications between levels have been concentrated and not significant on specific positions for which there may have been a change in observability conditions or a change in access to reliable valuation sources.
Nevertheless, the evolution of the markets, their liquidity and the observability conditions of the valuation inputs continue to be rigorously and exhaustively monitored in order to apply the criteria established in Grupo Santander for the classification of assets and liabilities measured at fair value and to anticipate any possible changes in current market conditions.
The levels of risk measured in terms of VaR in all the Grupo Santander's units are at historically low levels. During the first semester of the year, positions in the portfolio remained low, with low use of the authorised risk limits. Grupo Santander's treasury activity continued to be concentrated in low complexity instruments and focused on providing services to our corporate clients, mainly in interest rate and FX risk factors. Although in the time window used to calculate VaR levels the high volatility scenarios observed last year due to the covid-19 crisis are maintained, exposure to risk is at historical lows of the last few years, approximately EUR 8.7 million (VaR 1d 99%) at the end of the semester .
–Tax matters:
In Spain, in June the tax assessments for corporate income tax financial years 2012-2015 were partially signed in disagreement. Banco Santander, S.A., as the parent of the Consolidated Tax Group, considers that these assessments should not have a significant impact on the consolidated financial statements or on capital, as there are sound defensive arguments in the appeals that will be filed.
During the six-month period ended 30 June 2021, there have been no additional significant changes in the estimates made at the end of 2020, other than those indicated in this interim financial information.
d)    Contingent assets and liabilities
Note 2.o to Grupo Santander's consolidated annual accounts for the year ended 31 December 2020 includes information on the contingent assets and liabilities at that date. There were no significant changes in Grupo Santander's contingent assets and liabilities from 31 December 2020 to the date of formal preparation of these interim financial statements.
e)   Comparative information
The information in Note 3.b regarding the outstanding shares on June 2020 has been restated due to the capital increase described in Note 31.a of the consolidated annual accounts for year 2020 in accordance with IAS 33 Earnings per share.
Additionally, the segment information corresponding to the period ended 30 June 2020 were restated for comparative purposes in accordance with the Group's new organizational structure, as required by IFRS 8 (see Note 12).
In order to interpret the changes in the balances with respect to 31 December 2020, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by the Group in view of its geographic diversity (Note 50.b to the consolidated annual accounts for the year ended 31 December 2020) and the impact of the appreciation/depreciation of the various currencies against the euro in the first six months of 2021: Mexican peso (3.61%), US dollar (3.45%), Brazilian real (7.28%), Argentine peso (-9.14%), Pound sterling (4.63%), Chilean peso (1.00%) and Polish zloty (0.90%); as well as the evolution of the average exchange rates between comparable periods: Mexican peso (-2.93%), US dollar (-8.57%), Brazilian real (-17.51%), Argentine peso (-35.51%), Pound sterling (0.74%), Chilean peso (3.11%) and Polish zloty (-2.80%).
f)     Seasonality of the Grupo Santander’s transactions
The business activities carried on by Grupo Santander entities, and their transactions are not cyclical or seasonal in nature. Therefore, no specific disclosures are included in these explanatory notes to the interim financial statements for the six-month period ended 30 June 2021.
g)    Materiality
In determining the note disclosures to be made on the various items in the interim financial statements or other matters, Grupo Santander, in accordance with IAS 34, took into account their materiality in relation to the interim financial statements for the six-month period ended 30 June 2021.
h)    Events after the reporting period
From 1 July 2021 until the date of approval of the interim financial statements for the six-month period ended 30 June 2021, it is worth mentioning the following significant events:
•On July 2, Santander Holdings USA, Inc (the parent company that groups Grupo Santander's businesses in the United States) announced an offer to acquire all the shares of Santander Consumer USA Holdings, Inc that it does not currently own at a price of USD 39 per share. At the time of the announcement Santander Holdings USA, Inc owns 80% of Santander Consumer USA. If all minority shareholders accept the offer, the transaction would represent a cash outlay for the Group of USD 2,358 million (equivalent to approximately EUR 2,000 million).
•On July 15, Grupo Santander announced that its subsidiary Santander Holdings USA, Inc (the parent company that groups the Group's businesses in the US) has reached an agreement to acquire independent fixed income broker Amherst Pierpoint Securities through the purchase of its parent Pierpoint Capital Holdings LLC for a total amount of approximately USD 600 million (around EUR 500 million). The transaction, subject to regulatory approvals and customary closing conditions, is expected to be completed by the end of the first quarter of 2022.